Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended
	Jun. 11, 2018	Nov. 30, 2015	Dec. 04, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000161620
Account Value [Line Items]
Line Graph and Table Measure Name		Counterpoint Tactical Equity Fund		Counterpoint Tactical Equity Fund
Account Value		$ 9,422		$ 15,278	$ 11,381	$ 10,839	$ 7,621	$ 7,077	$ 8,666	$ 10,588	$ 9,893	$ 9,026
C000161621
Account Value [Line Items]
Line Graph and Table Measure Name		Counterpoint Tactical Equity Fund
Account Value		$ 10,000		15,161	11,381	10,917	7,736	7,246	8,936	11,000	10,353	9,513
C000161622
Account Value [Line Items]
Line Graph and Table Measure Name		Counterpoint Tactical Equity Fund
Account Value		$ 100,000		165,675	123,130	116,943	82,072	76,017	92,869	113,180	105,467	96,000
C000146567
Account Value [Line Items]
Line Graph and Table Measure Name			Counterpoint Tactical Income Fund
Account Value			$ 9,551	$ 15,412	14,009	13,300	13,787	12,632	12,091	11,639	11,671	11,016	$ 9,761
C000146568
Account Value [Line Items]
Line Graph and Table Measure Name				Counterpoint Tactical Income Fund
Account Value			$ 10,000	$ 15,023	13,759	13,159	13,745	12,691	12,235	11,866	11,989	11,402	10,172
C000146569
Account Value [Line Items]
Line Graph and Table Measure Name			Counterpoint Tactical Income Fund
Account Value			$ 100,000	165,037	149,762	141,806	146,664	134,166	127,983	122,907	122,999	115,737	102,382
C000200261
Account Value [Line Items]
Line Graph and Table Measure Name	Counterpoint Tactical Municipal Fund
Account Value	$ 9,551			$ 12,357	10,999	11,092	11,311	10,658	10,311	9,625
C000200262
Account Value [Line Items]
Line Graph and Table Measure Name				Counterpoint Tactical Municipal Fund
Account Value	$ 10,000			$ 12,329	11,056	11,232	11,544	10,961	10,689	10,046
C000200263
Account Value [Line Items]
Line Graph and Table Measure Name	Counterpoint Tactical Municipal Fund
Account Value	$ 100,000			131,306	116,732	117,205	119,333	112,171	108,277	100,830
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 10,000		32,471	23,814	19,581	23,166	17,819	15,475	14,843	12,589	10,614
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 10,000		32,471	23,814	19,581	23,166	17,819	15,475	14,843	12,589	10,614
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name		50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value		$ 100,000		200,897	167,109	147,681	159,182	139,181	128,210	123,622	112,858	103,242
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,837	10,610	10,542	12,344	12,456	11,642	10,556	10,685	10,678	10,151
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,837	10,610	10,542	12,344	12,456	11,642	10,556	10,685	10,678	10,151
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 100,000	118,372	106,098	105,419	123,440	124,555	116,424	105,555	106,855	106,777	$ 101,507
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,000			11,630	10,537	10,264	11,597	11,300	10,856	10,001
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,000			11,630	10,537	10,264	11,597	11,300	10,856	10,001
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 100,000			116,300	105,371	102,637	115,975	113,005	108,563	100,011
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name		50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value		$ 10,000		20,090	16,711	14,768	15,918	13,918	12,821	12,362	11,286	10,324
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value		$ 10,000		11,757	11,142	10,649	10,581	10,576	10,475	10,237	10,083	10,021
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name		50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value		$ 10,000		20,090	16,711	14,768	15,918	13,918	12,821	12,362	11,286	10,324
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value		$ 10,000		11,757	11,142	10,649	10,581	10,576	10,475	10,237	10,083	10,021
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value		$ 100,000		117,565	111,415	106,493	105,812	105,760	104,750	102,367	100,832	100,208
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 100,000		$ 324,712	$ 238,144	$ 195,814	$ 231,656	$ 178,190	$ 154,747	$ 148,433	$ 125,886	$ 106,135